Earnings per Common Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per Common Share

NOTE 22 - EARNINGS PER COMMON SHARE

The factors used in the earnings per share computation follow.

	2019	2018	2017
Basic
Net income	$33,878	$14,139	$15,872
Preferred stock dividends	647	959	1,244
Net income available to common shareholders—basic	$33,231	$13,180	$14,628
Weighted average common shares outstanding—basic	15,652,881	11,971,786	9,906,856
Basic earnings per share	$2.12	$1.10	$1.48
Diluted
Net income available to common shareholders—basic	$33,231	$13,180	$14,628
Preferred stock dividends on convertible preferred stock	647	959	1,244
Net income available to common shareholders—diluted	$33,878	$14,139	$15,872
Weighted average common shares outstanding for earnings per common share basic	15,652,881	11,971,786	9,906,856
Add: dilutive effects of convertible preferred shares	1,198,859	1,883,921	2,445,760
Average shares and dilutive potential common shares outstanding—diluted	16,851,740	13,855,707	12,352,616
Diluted earnings per share	$2.01	$1.02	$1.28

Basic earnings per common share are calculated by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share include the dilutive effect, if any, of additional potential common shares issuable under the equity incentive plan, computed using the treasury stock method, and the impact of the Company’s convertible preferred shares using the “if converted” method.